Document And Entity Information	Jan. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2024
Entity Registrant Name	BLUEGREEN VACATIONS HOLDING CORPORATION
Entity Central Index Key	0000315858
Entity Emerging Growth Company	false
Entity File Number	001-09071
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-2022148
Entity Address, Address Line One	4960 Conference Way North Suite 100
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	912-8000
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $.01 par value
Trading Symbol	BVH
Security Exchange Name	NYSE